Subsequent Events	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

10. SUBSEQUENT EVENTS

On May 12, 2015, the company issued 38,750,000 common shares at a price of $0.044 per common share for gross proceeds of US$1,705,000 received prior to March 31, 2015, as part of a non-brokered private placement. These shares are recorded as common shares issuable as at March 31, 2015.

Subsequent to the end of the year, 2,449,997 outstanding common share purchase warrants expired without exercise.

Subsequent to the end of the year, 40,567,263 outstanding common share purchase warrants were extended to June 8, 2016.